Statutory Prospectus Supplement dated May 23, 2011
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:
Invesco Van Kampen American Franchise Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees [1]	0.62%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.09
Total Annual Fund Operating Expenses [2,3]	0.71

1	Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Pursuant to the new fee schedule, the Fund’s maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

2	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

3	Effective May 23, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional class shares to 0.80% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Institutional Class	$73	$227	$395	$883
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen American Franchise Fund (the predecessor fund) and the Fund for the most recent fiscal year was 101% of the average value of the portfolio.”
The following information replaces the first and second paragraphs appearing under the heading “Fund Management — Adviser Compensation”:
“Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $550 million	0.62%
Next $3.45 billion	0.60%
Next $250 million	0.595%
Next $2.25 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%”
The following section is added to the Prospectus after the Financial Highlights section:
“Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
▪	You invest $10,000 in the fund and hold it for the entire 10-year period; and

▪	Your investment has a 5% return before expenses each year.

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     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Van
Kampen
American
Franchise Fund –
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.52%	0.52%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.48%	9.16%	13.84%	18.73%	23.82%	29.13%	34.67%	40.45%	46.48%	52.76%
End of Year Balance	$10,448.00	$10,916.07	$11,384.37	$11,872.76	$12,382.10	$12,913.29	$13,467.27	$14,045.02	$14,647.55	$15,275.93
Estimated Annual Expenses	$53.16	$55.55	$79.17	$82.56	$86.10	$89.80	$93.65	$97.67	$101.86	$106.23

[1]	Your actual expenses may be higher or lower than those shown.”

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Statutory Prospectus Supplement dated May 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Multi-Sector Fund
Invesco Select Real Estate Income Fund
Invesco Structured Core Fund
Effective May 23, 2011, all references to Invesco Multi-Sector Fund are hereby deleted.

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Statement of Additional Information Supplement dated May 23, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Balanced Fund
Invesco California Tax-Free Income Fund
Invesco Dividend Growth Securities Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Fundamental Value Fund
Invesco Large Cap Relative Value Fund
Invesco New York Tax-Free Income Fund
Invesco S&P 500 Index Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Small Cap Growth Fund
Effective May 23, 2011, all references to Invesco Balanced Fund, Invesco Fundamental Value Fund, Invesco Large Cap Relative Value Fund, Invesco Van Kampen Core Equity Fund and Invesco Van Kampen Equity Premium Income Fund are hereby deleted.
The following information replaces in its entirety the sixth paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
     Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

	Annual Rate/Net Assets Per
Fund Name	Advisory Agreement
Invesco California Tax-Free Income Fund	First $500 million	0.47%
	Next $250 million	0.445%
	Next $250 million	0.42%
	Next $250 million	0.395%
	Over $1.25 billion	0.37%

Invesco Dividend Growth Securities Fund	First $250 million	0.545%
	Next $750 million	0.42%
	Next $1 billion	0.395%
	Next $1 billion	0.37%
	Next $1 billion	0.345%
	Next $1 billion	0.32%
	Next $1 billion	0.295%
	Next $2 billion	0.27%
	Next $2 billion	0.245%
	Next $5 billion	0.22%
	Over $15 billion	0.195%

Invesco Equally-Weighted S&P 500 Fund	First $2 billion	0.12%
	Over $2 billion	0.10%

Invesco New York Tax-Free Income Fund	First $500 million	0.47%
	Over $500 million	0.445%

Invesco S&P 500 Index Fund	First $2 billion	0.12%
	Over $2 billion	0.10%

	Annual Rate/Net Assets Per
Fund Name	Advisory Agreement
Invesco Van Kampen American Franchise Fund*	First $250 million	0.695%
	Next $250 million	0.67%
	Next $500 million	0.645%
	Next $550 million	0.62%
	Next $3.45 billion	0.60%
	Next $250 million	0.595%
	Next $2.25 billion	0.57%
	Next $2.5 billion	0.545%
	Over $10 billion	0.52%

Invesco Van Kampen Equity and Income Fund	First $150 million	0.50%
	Next $100 million	0.45%
	Next $100 million	0.40%
	Over $350 million	0.35%

Invesco Van Kampen Growth and Income Fund	First $150 million	0.50%
	Next $100 million	0.45%
	Next $100 million	0.40%
	Over $350 million	0.35%

Invesco Van Kampen Pennsylvania Tax Free Income Fund	First $500 million	0.60%
	Over $500 million	0.50%

Invesco Van Kampen Small Cap Growth Fund	First $500 million	0.80%
	Next $500 million	0.75%
	Over $1 billion	0.70%

*	Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund.”
The following information replaces in its entirety the ninth, tenth and eleventh paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
     “Invesco also has contractually agreed through at least June 30, 2012 (June 30, 2013 for Invesco Van Kampen American Franchise Fund), to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement). The expense limitations for the following Funds’ shares are:

Fund	Expense Limitation
Invesco California Tax-Free Income Fund
Class A Shares	0.85%
Class B Shares	1.35%
Class C Shares	1.35%
Class Y Shares	0.60%

Invesco Dividend Growth Securities Fund
Class A Shares	0.95%
Class B Shares	1.70%
Class C Shares	1.70%
Class Y Shares	0.70%

Fund	Expense Limitation
Invesco Equally-Weighted S&P 500 Fund
Class A Shares	0.75%
Class B Shares	1.50%
Class C Shares	1.50%
Class R Shares	1.00%
Class Y Shares	0.50%
Invesco New York Tax-Free Income Fund	0.90%
Class A Shares	1.40%
Class B Shares	1.40%
Class C Shares	0.65%
Class Y Shares

Invesco S&P 500 Index Fund
Class A Shares	0.65%
Class B Shares	1.40%
Class C Shares	1.40%
Class Y Shares	0.40%

Invesco Van Kampen American Franchise Fund
Class A Shares	1.05%
Class B Shares	1.22% (after 12b-1 fee limit)
Class C Shares	1.80%
Class R Shares	1.30%
Class Y Shares	0.80%
Institutional Class	0.80%

Invesco Van Kampen Equity and Income Fund
Class A Shares	0.82%
Class B Shares	0.95% (after 12b-1 fee limit)
Class C Shares	1.57%
Class R Shares	1.07%
Class Y Shares	0.57%
Institutional Class Shares	0.57%

Invesco Van Kampen Growth and Income Fund
Class A Shares	0.88%
Class B Shares	1.63%
Class C Shares	1.63%
Class R Shares	1.13%
Class Y Shares	0.63%
Institutional Class Shares	0.63%

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Class A Shares	1.13%
Class B Shares	1.88%
Class C Shares	1.88%
Class Y Shares	0.88%

Invesco Van Kampen Small Cap Growth Fund
Class A Shares	1.38%
Class B Shares	2.13%
Class C Shares	2.13%
Class Y Shares	1.13%

     The total annual fund operating expenses used in determining whether a Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a Fund’s prospectus fee table. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
     Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012 (June 30, 2013 for Invesco Van Kampen American Franchise Fund).”
The following information is added as a new thirteenth paragraph under the heading “DISTRIBUTION OF SECURITIES — Distribution Plans” of the Statement of Additional Information.
     “Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through June 30, 2013, to waive 12b-1 fees to the extent necessary to limit 12b-1 fees for Class B shares to 0.42% of average daily net assets of Invesco Van Kampen American Franchise and agreed, through June 30, 2012, to waive 12b-1 fees of Class B shares to the extent necessary to limit 12b-1 fees to 0.38% of average daily net assets of Invesco Van Kampen Equity and Income Fund. The contractual fee waiver is set forth in the Fee Table to the Fund’s Prospectus and may not be terminated or amended to the Fund’s detriment during the period stated in the agreement between Invesco Distributors and the Fund.”

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